Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of equipment and leasehold improvements

	As of
	December 31,
($000’s)	2019	2018
Computers	$8,505	$4,552
Software	527	519
Furniture/fixtures	3,675	1,876
Leasehold improvements	6,523	5,160
Capital in progress	70	120
	19,300	12,227
Less: accumulated depreciation	(6,823)	(2,999)
	$12,477	$9,228